Significant accounting policies - Percentage of Participation (Details)	12 Months Ended
Dec. 31, 2021
BLSM Latino America Servicios, S.A. de C.V. [Member]
Significant accounting policies (Details) [Line Items]
Percentage of participation	99.00%
GurComm, S.A.P.I. de C.V. [Member]
Significant accounting policies (Details) [Line Items]
Percentage of participation	60.00%
Betterware de Guatemala, S.A.[Member]
Significant accounting policies (Details) [Line Items]
Percentage of participation	70.00%
Programa Lazos, S.A. de C.V. [Member]
Significant accounting policies (Details) [Line Items]
Percentage of participation	70.00%
Innova Catlogos, S.A. de C.V. [Member]
Significant accounting policies (Details) [Line Items]
Percentage of participation	70.00%